Provisions (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	$ 2,861	$ 3,377	$ 3,180
Provisions for expected credit losses	114	116
Total provisions	2,974	3,494
UBS AG
Disclosure Of Other Provisions [Line Items]
Provisions other than provisions for expected credit losses	2,825	3,341	$ 3,130
Provisions for expected credit losses	114	116
Total provisions	$ 2,938	$ 3,457